Intangible Assets and Related Accumulated Amortization (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible Assets [Line Items]
Gross carrying value, finite-lived	¥ 663,178		¥ 633,283
Accumulated amortization	(499,690)		(373,888)
Accumulated impairment	(109,419)		(68,730)
Net carrying value, finite-lived	54,069	$ 7,732	190,665
Online game licenses
Intangible Assets [Line Items]
Gross carrying value, finite-lived	143,908		146,403
Accumulated amortization	(95,308)		(97,095)
Accumulated impairment	(48,600)		(49,308)
Technology
Intangible Assets [Line Items]
Gross carrying value, finite-lived	369,658		369,214
Accumulated amortization	(298,281)		(174,142)
Accumulated impairment	(59,874)		(18,477)
Net carrying value, finite-lived	11,503	1,645	176,595
Customer relationship
Intangible Assets [Line Items]
Gross carrying value, finite-lived	66,472		43,263
Accumulated amortization	(45,176)		(43,263)
Net carrying value, finite-lived	21,296	3,045
User base
Intangible Assets [Line Items]
Gross carrying value, finite-lived	48,419		49,511
Accumulated amortization	(48,419)		(49,511)
Trademarks
Intangible Assets [Line Items]
Gross carrying value, finite-lived	27,656		17,967
Accumulated amortization	(5,749)		(3,243)
Accumulated impairment	(945)		(945)
Net carrying value, finite-lived	20,962	2,998	13,779
Domain names
Intangible Assets [Line Items]
Gross carrying value, finite-lived	5,455		5,315
Accumulated amortization	(5,147)		(5,024)
Net carrying value, finite-lived	308	$ 44	291
Noncompete Agreements
Intangible Assets [Line Items]
Gross carrying value, finite-lived	1,610		1,610
Accumulated amortization	¥ (1,610)		¥ (1,610)